Long-Term Investments, Net (Details) - Schedule of Investment Income is Recorded as Other Income in the Company’s Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income is Recorded as Other Income in the Company Consolidated Statements of Operations [Abstract]
Unrealized loss from the changes in fair value – Investment C	$ 168	$ 5,683,988	$ (98)	$ 3,535,053	$ (5,330,652)	$ (12,398,717)
Unrealized gains – Investment F					2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(1,000,119)		(1,427,771)		(6,898,549)
Realized gains – Investee B			1,541,736			139,122,485
Dividend income	558,719		1,167,433		1,154,749
Investment (loss) income, net	$ (441,568)	$ (5,683,988)	$ 1,281,496	$ (3,535,053)	$ (8,937,431)	$ 130,255,232